Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair value of the derivative assets and liabilities
Derivative financial instruments, current asset		$ 372
Derivative asset		372
Derivative financial instruments, current liability	$ 8,864	2,607
Derivative financial instruments, non-current liability	12,276	6,688
Derivative liability	21,140	9,295
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative asset		372
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset		365
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Derivative asset		7
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative liability	21,140	9,295
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability	21,016	9,233
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Derivative liability	$ 124	$ 62